                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BB Biotech AG
Address:   Vordergasse 3
           Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger
Title:   SIGNING AUTHORITY
Phone:   41 (01) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, August 7, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total:   $1,503,381
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     1     28-11193               Biotech Focus N.V.

     2     28-11191               Biotech Invest N.V.

     3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF               VALUE    SHS OR    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS     CUSIP    [x$1000]   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
Affymetrix                      COM       00826T108    49,780  2,000,000   SH          DEFINED       1     2,000,000   NONE   NONE
Amgen                           COM       031162100    27,645    500,000   SH          DEFINED       1       500,000   NONE   NONE
Arena Pharmaceuticals           COM       040047102    10,990  1,000,000   SH          DEFINED       3     1,000,000   NONE   NONE
Biogen Idec                     COM       09062X103   164,893  3,082,120   SH          DEFINED       1     3,082,120   NONE   NONE
Celgene                         COM       151020104   373,645  6,517,439   SH          DEFINED       2     6,517,439   NONE   NONE
Elan Corp                       ADR       284131208   107,982  4,923,955   SH          DEFINED       2     4,923,955   NONE   NONE
Genentech                       COM       368710406   226,980  3,000,000   SH          DEFINED       1     3,000,000   NONE   NONE
Genzyme                         COM       372917104    74,226  1,152,584   SH          DEFINED       1     1,152,584   NONE   NONE
Gilead                          COM       375558103   252,286  6,502,218   SH          DEFINED       1     6,502,218   NONE   NONE
Incyte                          COM       45337C102     5,683    947,166   SH          DEFINED       3       947,166   NONE   NONE
Keryx Biopharmaceuticals        COM       492515101     9,177    939,311   SH          DEFINED       3       939,311   NONE   NONE
Optimer Pharmaceuticals         COM       68401H104     3,596    400,000   SH          DEFINED       3       400,000   NONE   NONE
Rigel Pharmaceuticals           COM       766559603     8,910  1,000,000   SH          DEFINED       3     1,000,000   NONE   NONE
The Medicines Company           COM       584688105    12,810    727,000   SH          DEFINED       3       727,000   NONE   NONE
Vertex Pharmaceuticals          COM       92532F100   130,948  4,585,000   SH          DEFINED       3     4,585,000   NONE   NONE
Zymogenetics                    COM       98985T109    43,830  3,000,000   SH          DEFINED       3     3,000,000   NONE   NONE


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